INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD ($) $ in Thousands	Share capital and premium [Member]	Treasury stock [Member]	Reserve for share-based payment transactions [Member]	Translation reserve [Member]	Accumulate deficit [Member]	Equity attributable to owners of parent [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2020	$ 37,040	$ 0	$ 5,829	$ 1,229	$ (33,001)	$ 11,097	$ 1,513	$ 12,610
Net loss	0	0	0	0	(125)	(125)	(249)	(374)
Other comprehensive income (loss)	0	0	0	(998)	0	(998)	19	(979)
Total comprehensive loss	0	0	0	(998)	(125)	(1,123)	(230)	(1,353)
Issuance of shares related to Trichome acquisition	98,028	0	0	0	0	98,028	0	98,028
Issuance of shares, net of issuance costs	28,131	0	0	0	0	28,131		28,131
Exercise of warrants	4,151	0	0	0	0	4,151		4,151
Exercise of options	832	0	(771)	0	0	61	0	61
Share based payment	0	0	2,003	0	0	2,003	0	2,003
Expired options	14	0	(14)	0	0	0	0	0
Balance at Jun. 30, 2021	168,196	0	7,047	231	(33,126)	142,348	1,283	143,631
Balance at Dec. 31, 2021	237,677	(660)	12,348	2,614	(50,743)	201,236	3,709	204,945
Net loss	0	0	0	0	(28,117)	(28,117)	(1,602)	(29,719)
Other comprehensive income (loss)	0	0	0	(1,610)	0	(1,610)	(129)	(1,739)
Total comprehensive loss	0	0	0	(1,610)	(28,117)	(29,727)	(1,731)	(31,458)
Issuance of shares, net of issuance costs	3,061	0	0	0	0	3,061	0	3,061
Exercise of warrants							0
Exercise of options	1,072	0	(737)	0	0	335	0	335
Share based payment	0	0	2,658	0	0	2,658	0	2,658
Expired options	27	0	(27)	0	0	0	0	0
Balance at Jun. 30, 2022	$ 241,837	$ (660)	$ 14,242	$ 1,004	$ (78,860)	$ 177,563	$ 1,978	$ 179,541